WBI BullBear Quality 3000 ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 83.6%
	Capital Goods - 4.0%
3,436	Lockheed Martin Corp.	$1,624,300
	Consumer Services - 4.8%
750	Booking Holdings, Inc. *+	1,989,308
	Energy - 8.9%
7,443	Exxon Mobil Corp.	816,199
13,783	Marathon Petroleum Corp.	1,858,362
15,722	Occidental Petroleum Corp. +	981,525
		3,656,086
	Financial Services - 11.4%
23,656	Interactive Brokers Group, Inc. - Class A	1,953,039
4,873	Mastercard, Inc. - Class A	1,770,897
4,328	Visa, Inc. - Class A +	975,791
		4,699,727
	Food, Beverage & Tobacco - 9.0%
3,207	Hershey Company	815,893
10,268	PepsiCo, Inc.	1,871,856
16,002	The Coca-Cola Co.	992,604
		3,680,353
	Health Care Equipment & Services - 2.3%
1,957	Humana, Inc. +	950,045
	Insurance - 2.0%
4,917	Marsh & McLennan Companies, Inc.	818,926
	Media & Entertainment - 4.0%
13,590	Electronic Arts, Inc.	1,636,916
	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
21,217	Gilead Sciences, Inc.	1,760,375
8,801	Merck & Co., Inc.	936,338
6,158	Vertex Pharmaceuticals, Inc. *	1,940,201
		4,636,914
	Semiconductors & Semiconductor Equipment - 11.1%
9,683	Analog Devices, Inc.	1,909,682
1,530	Broadcom, Inc.	981,556
4,470	NXP Semiconductors NV - ADR	833,543
9,982	ON Semiconductor Corp. *	821,718
		4,546,499
	Software & Services - 10.0%
7,546	International Business Machines Corp.	989,205
4,001	Intuit, Inc.	1,783,766
8,719	Manhattan Associates, Inc. *	1,350,137
		4,123,108
	Technology Hardware & Equipment - 4.8%
37,693	Cisco Systems, Inc.	1,970,402
	TOTAL COMMON STOCKS (Cost $33,244,588)	34,332,584

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 46.1%
18,971,093	U.S. Bank Money Market Deposit Account, 2.96%	18,971,093
	TOTAL SHORT TERM INVESTMENT (Cost $18,971,093)	18,971,093

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.0%
3,301,358	Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (b)(c)	3,301,358
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,301,358)	3,301,358

	TOTAL INVESTMENTS - 137.7% (Cost $55,517,039)	56,605,035
	Liabilities in Excess of Other Assets - (37.7)%	(15,490,630)
	NET ASSETS - 100.0%	$41,114,405

+	All or portion of this security is on loan as of March 31, 2023. Total value of securities on loan is $3,249,772.
*	Non-income producing security.
ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration is as follows: Netherlands: 2.03%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2023.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.